Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	U Power Limited
Entity Central Index Key	0001939780
Entity File Number	001-41679
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	18/F, Building 3
Entity Address, Address Line Two	Science and Technology Industrial Park
Entity Address, Address Line Three	Yijiang District
Entity Address, City or Town	Wuhu City
Entity Address, Country	CN
Entity Address, Postal Zip Code	241003
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	UCAR
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	460,344
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	36,805
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Bingyi Zhao
Contact Personnel Email Address	rebecca.zhao@upincar.com
Entity Address, Address Line One	2F, Zuoan 88 A
Entity Address, City or Town	Lujiazui
Entity Address, Country	CN
Entity Address, Postal Zip Code	200122
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	21-68593598